RICHARD S. WHITESELL, JR.
Attorney and Counselor at Law
4501 Lorraine Avenue
Dallas, Texas 75205-3612
214/ 521-4315
FAX 214/ 521-4411
May 28, 2009
Securities and Exchange Commission
Judicial Plaza
450 5th Street, N.W.
Washington, D.C. 20549

Re:	Samarnan Investment Corporation 1940 Act File No. 811-2824
Dear Sirs:
On behalf of Samarnan Investment Corporation (the “Company”), there is transmitted herewith for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934 a preliminary copy of (i) Notice of Meeting and Proxy Statement for a Special Meeting of Shareholders to be held on July 21, 2009 together with Appendices A, B and C attached thereto; and (ii) Form of Proxy solicited by the Company’s Board of Directors to be used in connection with such meeting; with Schedule 14A Information sheet as required by Schedule 14A.
These soliciting materials are being furnished to the Company’s shareholders pursuant to the Full Set Delivery Option provided for by paragraph (n) of Rule 14a-16.
The Company plans to mail definitive copies of this proxy material to its shareholders on or about June 15, 2009 and would appreciate receiving the staff’s comments on this preliminary filing in order to meet the proposed mailing date..
Please send comments on this filing or any other inquiries with respect thereto, to the undersigned at the above address, telephone number, or Fax number.
Very truly yours,
/s/ Richard S. Whitesell, Jr.
Richard S. Whitesell, Jr.
cc: Samarnan Investment Corporation